Employee Benefit Plans (Plans with Accumulated Benefit Obligation ("ABO") in Excess of Plan Assets) (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Plans with Accumulated Benefit Obligation ("ABO") in Excess of Plan Assets
ABO for the defined benefit pension plans	$ 2,172	$ 2,080
Defined benefit pension plans
Plans with Accumulated Benefit Obligation ("ABO") in Excess of Plan Assets
ABO	114	111
Fair value of plan assets	37	33
Funded Status	$ (77)	$ (78)